UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-7264

Growth Portfolio
(Exact name of registrant as specified in charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts			02109
(Address of principal executive offices)			(Zip code)

Alan R. Dynner The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(617) 482-8260

Date of fiscal year end:	August 31

Date of reporting period:	August 31, 2005

Item 1. Reports to Stockholders

Growth Portfolio as of August 31, 2005

PORTFOLIO OF INVESTMENTS

Common Stocks - 100.2%
Security	Shares	Value
Biotech-Drug - 3.1%
Amgen, Inc.(1)	15,000	$1,198,500
Celgene Corp.(1)	51,000	2,560,200
		$3,758,700
Broadcasting - 1.6%
Central European Media Enterprises, Ltd.(1)	36,000	$1,956,960
		$1,956,960
Building and Construction - 0.8%
Trex Company, Inc.(1)	40,000	$964,400
		$964,400
Business Services-Miscellaneous - 1.6%
Gartner, Inc.(1)	110,000	$1,236,400
Greenfield Online, Inc.(1)	84,738	788,911
		$2,025,311
Chemicals - 4.0%
Mosaic Co., (The)(1)	70,000	$1,130,500
Potash Corporation of Saskatchewan, Inc.	35,000	3,852,450
		$4,982,950
Computer Peripherals - 0.0%
Symbol Technologies, Inc.	74	$679
		$679
Computer Software & Services - 2.6%
Cognos, Inc.(1)	15,000	$541,650
Compuware Corp.(1)	170,000	1,540,200
Magma Design Automation, Inc.(1)	110,000	973,500
Syntel, Inc.	9,800	183,750
		$3,239,100
Computers & Peripherals - 1.7%
Palm, Inc.(1)	36,000	$1,230,480
Synaptics, Inc.(1)	48,979	808,154
		$2,038,634

Security	Shares	Value
Education - 0.6%
DeVry, Inc.(1)	38,000	$701,860
		$701,860
Electric Utility - 2.6%
British Energy Group PLC(1)	370,000	$3,190,547
		$3,190,547
Energy Services - 1.7%
Halliburton Co.	21,000	$1,301,370
Ormat Technologies, Inc.	36,100	794,200
		$2,095,570
Engineering and Construction - 0.3%
Foster Wheeler, Ltd.(1)	12,000	$322,800
		$322,800
Enterprise Software - 1.7%
i2 Technologies, Inc.(1)	89,000	$2,084,380
		$2,084,380
Entertainment - 1.0%
Six Flags, Inc.(1)	175,000	$1,251,250
		$1,251,250
Financial Services - 5.9%
Commerce Bancorp, Inc.	61,000	$2,056,920
E*Trade Financial Corp.(1)	210,000	3,360,000
MarketAxess Holdings, Inc.(1)	92,500	1,035,075
Student Loan Corp., (The)	3,400	768,400
		$7,220,395
Gaming - 7.7%
Harrah's Entertainment, Inc.	8,000	$556,480
PartyGaming PLC(1)	1,650,000	4,666,563
Sportingbet PLC(1)	675,000	4,264,149
		$9,487,192
Gaming Equipment - 1.8%
WMS Industries, Inc.(1)	77,400	$2,241,504
		$2,241,504

See notes to financial statements

Growth Portfolio as of August 31, 2005

PORTFOLIO OF INVESTMENTS CONT'D

Security	Shares	Value
Generic Drugs - 3.1%
American Pharmaceutical Partners, Inc.(1)	39,000	$1,793,220
Shire Pharmaceuticals PLC ADR	52,000	1,982,240
		$3,775,460
Hardware-Networking - 3.8%
Atheros Communications, Inc.(1)	311,000	$3,234,400
McDATA Corp., Class B(1)	300,000	1,491,000
		$4,725,400
Health Care Providers & Services - 3.1%
Amedisys, Inc.(1)	30,400	$1,189,248
Laboratory Corp. of America Holdings(1)	24,000	1,183,680
WellPoint, Inc.(1)	20,000	1,485,000
		$3,857,928
Instruments-Scientific - 1.0%
Fisher Scientific International, Inc.(1)	20,000	$1,289,600
		$1,289,600
Insurance - 2.2%
UnumProvident Corp.	141,000	$2,724,120
		$2,724,120
Internet Services - 3.5%
CheckFree Corp.(1)	35,000	$1,287,650
Google, Inc., Class A(1)	10,400	2,974,400
		$4,262,050
Internet Software & Services - 0.5%
eResearch Technology, Inc.(1)	40,000	$616,800
		$616,800
Medical Products - 4.0%
Align Technology, Inc.(1)	277,000	$1,886,370
Cooper Co., Inc., (The)	19,000	1,302,830
Henry Schein, Inc.(1)	30,000	1,250,700
I-Flow Corp.(1)	20,425	292,895
Shamir Optical Industry, Ltd.(1)	19,200	218,880
		$4,951,675

Security	Shares	Value
Metal Processors & Fabricator - 1.9%
Precision Castparts Corp.	24,000	$2,320,320
		$2,320,320
Mining - 1.8%
Gammon Lake Resources, Inc.(1)	50,000	$375,500
Peabody Energy Corp.	25,000	1,791,750
		$2,167,250
Oil & Gas-Equipment - 1.6%
National-Oilwell Varco, Inc.(1)	11,000	$706,310
Todco, Class A	38,000	1,319,360
		$2,025,670
Oil and Gas-Exploration and Production - 9.4%
Amerada Hess Corp.	28,500	$3,622,350
Chesapeake Energy Corp.	40,000	1,264,400
Goodrich Petroleum Corp.(1)	37,427	815,534
Niko Resources, Ltd.	22,000	1,006,026
Paramount Resources, Ltd., Class A(1)	15,684	380,964
Southwestern Energy Co.(1)	44,000	2,547,600
Vintage Petroleum, Inc.	50,000	1,921,500
		$11,558,374
Personal Products - 1.0%
Avon Products, Inc.	36,000	$1,181,520
		$1,181,520
Refining - 0.6%
Valero Energy Corp.	6,500	$692,250
		$692,250
Retail - 0.1%
DSW, Inc., Class A(1)	5,748	$129,330
		$129,330
Retail-Food and Drug - 5.3%
Caremark Rx, Inc.(1)	30,000	$1,401,900
CVS Corp.	88,000	2,584,560
Walgreen Co.	55,000	2,548,150
		$6,534,610

See notes to financial statements

Growth Portfolio as of August 31, 2005

PORTFOLIO OF INVESTMENTS CONT'D

Security	Shares	Value
Retail-Specialty - 1.1%
RadioShack Corp.	31,161	$780,895
RONA, Inc.(1)	25,974	526,869
		$1,307,764
Semiconductor Equipment - 0.9%
Advanced Energy Industries, Inc.(1)	39,361	$469,184
Cabot Microelectronics Corp.(1)	20,000	596,200
		$1,065,384
Semiconductors - 7.5%
Cirrus Logic, Inc.(1)	236,000	$1,864,400
Intel Corp.	42,000	1,080,240
International Rectifier Corp.(1)	88,000	4,232,800
LSI Logic Corp.(1)	95,000	915,800
Vishay Intertechnology, Inc.(1)	88,000	1,135,200
		$9,228,440
Semiconductors & Semiconductor Equipment - 1.5%
Sigmatel, Inc.(1)	64,000	$1,238,400
Veeco Instruments, Inc.(1)	30,000	551,100
		$1,789,500

Security	Shares	Value
Telecommunication Equipment - 3.8%
Corning, Inc.(1)	66,000	$1,317,360
Novatel Wireless, Inc.(1)	162,000	1,955,340
Research In Motion, Ltd.(1)	18,200	1,424,878
		$4,697,578
Telecommunication Services - 3.8%
NII Holdings, Inc.(1)	62,000	$4,725,640
		$4,725,640
Total Common Stocks (identified cost $102,843,282)		$123,188,895
Total Investments - 100.2% (identified cost $102,843,282)		$123,188,895
Other Assets, Less Liabilities - (0.2)%		$(304,736)
Net Assets - 100%		$122,884,159

ADR - American Depository Receipt

(1)  Non-income producing security.

See notes to financial statements

Growth Portfolio as of August 31, 2005

PORTFOLIO OF INVESTMENTS CONT'D

Country Concentration of Portfolio
Country	Percentage of Net Assets	Value
United States	80.6%	$99,020,068
United Kingdom	11.5	14,103,499
Canada	6.1	7,566,688
Bermuda	1.8	2,279,760
Israel	0.2	218,880

See notes to financial statements

Growth Portfolio as of August 31, 2005

FINANCIAL STATEMENTS

Statement of Assets and Liabilities

As of August 31, 2005

Assets
Investments, at value (identified cost, $102,843,282)	$123,188,895
Receivable for investments sold	2,647,500
Interest and dividends receivable	20,282
Total assets	$125,856,677
Liabilities
Payable for investments purchased	$2,851,294
Payable to affiliate for investment advisory fees	63,438
Due to bank	15,622
Accrued expenses	42,164
Total liabilities	$2,972,518
Net Assets applicable to investors' interest in Portfolio	$122,884,159
Sources of Net Assets
Net proceeds from capital contributions and withdrawals	$102,538,546
Net unrealized appreciation (computed on the basis of identified cost)	20,345,613
Total	$122,884,159

Statement of Operations

For the Year Ended
August 31, 2005

Investment Income
Dividends (net of foreign taxes, $1,906)	$873,371
Interest	64,682
Total investment income	$938,053
Expenses
Investment adviser fee	$762,857
Trustees' fees and expenses	7,883
Custodian fee	96,187
Legal and accounting services	38,910
Interest expense	6,062
Miscellaneous	9,078
Total expenses	$920,977
Deduct - Reduction of investment adviser fee	$10,282
Total expense reductions	$10,282
Net expenses	$910,695
Net investment income	$27,358
Realized and Unrealized Gain (Loss)
Net realized gain (loss) - Investment transactions (identified cost basis)	$13,871,263
Foreign currency transactions	(12,962)
Net realized gain	$13,858,301
Change in unrealized appreciation (depreciation) - Investments (identified cost basis)	$11,208,742
Net change in unrealized appreciation (depreciation)	$11,208,742
Net realized and unrealized gain	$25,067,043
Net increase in net assets from operations	$25,094,401

See notes to financial statements

Growth Portfolio as of August 31, 2005

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Year Ended August 31, 2005	Year Ended August 31, 2004
From operations - Net investment income (loss)	$27,358	$(111,442)
Net realized gain (loss) from investment transactions and foreign currency transactions	13,858,301	14,135,954
Net change in unrealized appreciation (depreciation) from investments	11,208,742	(18,222,403)
Net increase (decrease) in net assets from operations	$25,094,401	$(4,197,891)
Capital transactions - Contributions	$9,771,545	$21,038,376
Withdrawals	(25,071,099)	(18,246,860)
Net increase (decrease) in net assets from capital transactions	$(15,299,554)	$2,791,516
Net increase (decrease) in net assets	$9,794,847	$(1,406,375)
Net Assets
At beginning of year	$113,089,312	$114,495,687
At end of year	$122,884,159	$113,089,312

See notes to financial statements

Growth Portfolio as of August 31, 2005

FINANCIAL STATEMENTS CONT'D

Supplementary Data

	Year Ended August 31,
	2005		2004	2003	2002	2001
Ratios/Supplemental Data†
Ratios (As a percentage of average daily net assets):
Net expenses	0.75%		0.74%	0.77%	0.75%	0.73%
Net expenses after custodian fee reduction	0.75%		0.74%	0.77%	0.75%	0.73%
Interest expense	0.00	%(1)	0.01%	-	-	0.04%
Net investment income (loss)	0.02%		(0.09)%	(0.52)%	(0.44)%	(0.20)%
Portfolio Turnover	201%		276%	217%	282%	301%
Total Return(2)	23.55%		(3.47)%	33.37%	(23.66)%	-
Net assets, end of year (000's omitted)	$122,884		$113,089	$114,496	$89,799	$122,467
† The operating expenses of the Portfolio reflect a reduction of the investment advisor fee. Had such actions not been taken, the ratios would have been as follows:
Ratios (As a percentage of average daily net assets):
Expenses	0.76%
Expenses after custodian fee reduction	0.76%
Net investment income	0.01%

(1)  Amounts represent less than .01%

(2)  Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

See notes to financial statements

Growth Portfolio as of August 31, 2005

NOTES TO FINANCIAL STATEMENTS

1  Significant Accounting Policies

Growth Portfolio (the Portfolio) is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Portfolio, which was organized as a trust under the laws of the State of New York on May 1, 1992, seeks to achieve capital growth. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At August 31, 2005, the Eaton Vance Growth Fund held an approximate 99.9% interest in the Portfolio. The following is a summary of the significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuations - Securities listed on a U.S. securities exchange generally are valued at the last sale price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System generally are valued at the official NASDAQ closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by an independent pricing service. Exchange-traded options are valued at the last sale price for the day of valuation as quoted on the principal exchange or board of trade on which the options are traded or, in the absence of sales on such date, at the mean between the latest bid and asked prices therefore. Futures positions on securities and currencies generally are valued at closing settlement prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost. If short-term debt securities were acquired with a remaining maturity of more than 60 days, their amortized cost value will be based on their value on the sixty-first day prior to maturity. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by an independent quotation service. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Investments held by the Portfolio for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio considering relevant factors, data and information including the market value of freely tradable securities of the same class in the principal market on which such securities are normally traded.

B  Income - Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Dividend income may include dividends that represent returns of capital for federal income tax purposes.

C  Income Taxes - The Portfolio is treated as a partnership for United States federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code), in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio's understanding of the applicable countries' tax rules and rates.

D  Expense Reduction - Investors Bank & Trust Company (IBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balance the Portfolio maintains with IBT. All credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of total expenses on the Statement of Operations. There were no credit balances used to reduce the Portfolio's custodian fees for the year ended August 31, 2005.

Growth Portfolio as of August 31, 2005

NOTES TO FINANCIAL STATEMENTS CONT'D

E  Other - Investment transactions are accounted for on a trade date basis. Realized gains and losses are computed based on the specific identification of the securities sold.

F  Use of Estimates - The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications - Under the Portfolio's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Interestholders in the Portfolio are jointly and severally liable for the liabilities and obligations of the Portfolio in the event that the Portfolio fails to satisfy such liabilities and obligations; provided, however, that, to the extent assets are available in the Portfolio, the Portfolio may, under certain circumstances, indemnify interestholders from and against any claim or liability to which such holder may become subject by reason of being or having been an interestholder in the Portfolio. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. Pursuant to the advisory agreement, BMR receives a monthly fee at the annual rate of 0.625% of the Portfolio's average daily net assets. For the year ended August 31, 2005, the fee amounted to $762,857. Except as to the Trustees of the Portfolio, who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee. Certain officers and Trustees of the Portfolio are officers of the above organizations. Trustees of the Portfolio that are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended August 31, 2005, no significant amounts have been deferred. Effective May 24, 2004, BMR has agreed to reduce the investment adviser fee by an amount equal to that portion of commissions paid to broker dealers in execution of portfolio transactions attributed to the Portfolio that is consideration for third-party research services. For the year ended August 31, 2005, BMR waived $10,282 of its advisory fee.

3  Investment Transactions

Purchases and sales of investments, other than short-term obligations, aggregated $239,410,621 and $250,019,382 respectively, for the year ended August 31, 2005.

4  Federal Income Tax Basis of Unrealized Appreciation (Depreciation)

The cost and unrealized appreciation (depreciation) in value of the investments owned at August 31, 2005, as computed on a federal income tax basis, were as follows:

Aggregate cost	$103,607,478
Gross unrealized appreciation	$21,452,509
Gross unrealized depreciation	(1,871,092)
Net unrealized appreciation	$19,581,417

5  Line of Credit

The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. At August 31, 2005, the Portfolio did not have a balance outstanding pursuant to this line of credit. The Portfolio did not have any significant borrowings during the year ended August 31, 2005.

Growth Portfolio as of August 31, 2005

NOTES TO FINANCIAL STATEMENTS CONT'D

6  Overdraft Advances

Pursuant to the custodian agreement between the Portfolio and IBT, IBT may, in its discretion, advance funds to the Portfolio to make properly authorized payments. When such payments result in an overdraft by the Portfolio, the Portfolio is obligated to repay IBT at the current rate of interest charged by IBT for secured loans (currently, a rate above the federal funds rate). This obligation is payable on demand to IBT. IBT has a lien on the Portfolio's assets to the extent of any overdraft. At August 31, 2005, the Portfolio's payment due to IBT pursuant to the foregoing arrangement was $15,622.

Growth Portfolio as of August 31, 2005

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Trustees and Shareholders
of Growth Portfolio:

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the supplementary data present fairly, in all material respects, the financial position of Growth Portfolio (the "Portfolio") at August 31, 2005, and the results of its operations, the changes in its net assets and the supplementary data for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and supplementary data (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2005 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
October 24, 2005

Growth Portfolio as of August 31, 2005

OTHER MATTERS (Unaudited)

The Portfolio held a Special Meeting of Interestholders on April 29, 2005 to elect Trustees. The results of the vote were as follows:

	Interest in the Portfolio
Nominee for Trustee	Affirmative	Withhold
Benjamin C. Esty	98%	2%
James B. Hawkes	98%	2%
Samuel L. Hayes, III	98%	2%
William H. Park	98%	2%
Ronald A. Pearlman	98%	2%
Norton H. Reamer	98%	2%
Lynn A. Stout	98%	2%
Ralph F. Verni	98%	2%

Results are rounded to the nearest whole number.

Eaton Vance Growth Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT

The investment advisory agreement between Growth Portfolio (the "Portfolio") and its investment adviser, Boston Management and Research, provides that the advisory agreement will continue in effect from year to year so long as its continuance is approved at least annually (i) by a vote of a majority of the noninterested Trustees of the Portfolio cast in person at a meeting called for the purpose of voting on such approval and (ii) by the Trustees of the Portfolio or by vote of a majority of the outstanding interests of the Portfolio.

In considering the annual approval of the investment advisory agreement between the Portfolio and its investment adviser, the Special Committee of the Board of Trustees considered information that had been provided throughout the year at regular Board meetings, as well as information furnished to the Special Committee for a series of meetings held in February and March in preparation for a Board meeting held on March 21, 2005 to specifically consider the renewal of the investment advisory agreement. Such information included, among other things, the following:

•  An independent report comparing Portfolio advisory fees with those of comparable funds;

•  An independent report comparing the expense ratio of the Eaton Vance Growth Fund (the "Fund") to those of comparable funds;

•  Information regarding Fund investment performance in comparison to relevant peer groups of funds and appropriate indices;

•  The economic outlook and the general investment outlook in relevant investment markets;

•  Eaton Vance Management's ("Eaton Vance") results and financial condition and the overall organization of the investment adviser;

•  The procedures and processes used to determine the fair value of Fund assets, including the use of an independent pricing service to value foreign securities that meet certain criteria, and actions taken to monitor and test the effectiveness of such procedures and processes;

•  The allocation of brokerage and the benefits received by the investment adviser as a result of brokerage allocation;

•  The resources devoted to compliance efforts undertaken by Eaton Vance on behalf of the funds it manages and the record of compliance with the investment policies and restrictions and with policies on personal securities transactions;

•  The quality, nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance and its affiliates; and

•  The terms of the advisory agreement and the reasonableness and appropriateness of the particular fee paid by the Portfolio for the services described therein.

In evaluating the investment advisory agreement between the investment adviser and the Portfolio, the Special Committee also considered information relating to the education, experience and number of investment professionals and other personnel whose responsibilities include portfolio management. The Special Committee evaluated the level of skill and expertise required to manage the Portfolio and concluded that the human resources available at each investment adviser were appropriate to fulfill effectively its duties on behalf of the Portfolio.

In its review of comparative information with respect to the Fund's investment performance, the Special Committee concluded that the performance of the Portfolio was in a range that the Special Committee deemed competitive. With respect to its review of investment advisory fees, the Special Committee concluded that the fees paid by the Portfolio are within the range of those paid by comparable funds within

Eaton Vance Growth Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT'D

the mutual fund industry. In reviewing the information regarding the expense ratio of the Fund relative to comparable funds, the Special Committee concluded that the expense ratio of the Fund is within a range that the Special Committee deemed to be competitive.

In addition to the factors mentioned above, the Special Committee reviewed the level of the investment adviser's profits in providing investment management services for all Eaton Vance funds as a group including the Portfolio, as well as the adviser's implementation of a soft dollar reimbursement program. Pursuant to the soft dollar reimbursement program, the Portfolio may receive reimbursement payments in respect of third party research services obtained by the investment adviser as a result of soft dollar credits generated through trading on behalf of the Portfolio. The Special Committee also reviewed the level of profits of Eaton Vance and its affiliates in providing administration services for the Fund and for all Eaton Vance funds as a group. The Special Committee also considered the fiduciary duty assumed by the investment adviser in connection with the services rendered to the Portfolio and the business reputation of the investment adviser and its financial resources. The Trustees concluded that in light of the services rendered, the profits realized by the investment adviser are not unreasonable. The Special Committee also considered the extent to which the investment adviser appears to be realizing benefits from economies of scale in managing the Portfolio, and concluded that the fee breakpoints which are in place will allow for an equitable sharing of such benefits, when realized, with the Portfolio and the shareholders of the Fund.

The Special Committee did not consider any single factor as controlling in determining whether or not to renew the investment advisory agreement. Nor are the items described herein all the matters considered by the Special Committee. In assessing the information provided by Eaton Vance and its affiliates, the Special Committee also took into consideration the benefits to shareholders of investing in a fund that is a part of a large family of funds which provides a large variety of shareholder services.

Based on its consideration of the foregoing factors and conclusions, and such other factors and conclusions as it deemed relevant, and assisted by independent counsel, the Special Committee concluded that the renewal of the investment advisory agreement, including the fee structure, is in the interests of shareholders.

Eaton Vance Growth Fund

MANAGEMENT AND ORGANIZATION

Fund Management. The Trustees of Eaton Vance Growth Trust (the Trust) and Growth Portfolio (the Portfolio) are responsible for the overall management and supervision of the Trust's and Portfolio's affairs. The Trustees and officers of the Trust and the Portfolio are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust and the Portfolio hold indefinite terms of office. The "noninterested Trustees" consist of those Trustees who are not "interested persons" of the Trust and the Portfolio, as that term is defined under the 1940 Act. The business address of each Trustee and officer is The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109. As used below, "EVC" refers to Eaton Vance Corp., "EV" refers to Eaton Vance, Inc., "EVM" refers to Eaton Vance Management, "BMR" refers to Boston Management and Research, "EVD" refers to Eaton Vance Distributors, Inc. and "Atlanta Capital" refers to Atlanta Capital Management Company, LLC. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Fund's principal underwriter, the Portfolio's placement agent and a wholly-owned subsidiary of EVM.

Name and Date of Birth	Position(s) with the Trust and the Portfolio	Term of Office and Length of Service	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen By Trustee(1)	Other Directorships Held
Interested Trustee(s)

James B. Hawkes 11/9/41	Trustee	Trustee of the Trust since 1989; of the Portfolio since 1992	Chairman, President and Chief Executive Officer of BMR, EVC, EVM and EV; Director of EV; Vice President and Director of EVD. Trustee and/or officer of 160 registered investment companies in the Eaton Vance Fund Complex. Mr. Hawkes is an interested person because of his positions with BMR, EVM, EVC and EV, which are affiliates of the Trust and the Portfolio.	160	Director of EVC

Noninterested Trustee(s)

Benjamin C. Esty 1/2/63	Trustee	Since 2005	Professor, Harvard University Graduate School of Business Administration (since 2003). Formerly, Associate Professor, Harvard University Graduate School of Business Administration (2000-2003).	151	None

Samuel L. Hayes, III 2/23/35	Trustee and Chairman of the Board	Trustee of the Trust since 1989; of the Portfolio since 1993 and Chairman of the Board since 2005	Jacob H. Schiff Professor of Investment Banking Emeritus, Harvard University Graduate School of Business Administration. Director of Yakima Products, Inc. (manufacturer of automotive accessories) (since 2001) and Director of Telect, Inc. (telecommunications services company) (since 2000).	160	Director of Tiffany & Co. (specialty retailer)

William H. Park 9/19/47	Trustee	Since 2003	President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (since 2002). Formerly, Executive Vice President and Chief Financial Officer, United Asset Management Corporation (a holding company owning institutional investment management firms) (1982-2001).	160	None

Ronald A. Pearlman 7/10/40	Trustee	Since 2003	Professor of Law, Georgetown University Law Center (since 1999). Formerly, Tax Partner, Covington & Burling, Washington, DC (1991-2000).	160	None

Norton H. Reamer 9/21/35	Trustee	Trustee of the Trust since 1989; of the Portfolio since 1993	President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) (since October 2003). President, Unicorn Corporation (an investment and financial advisory services company) (since September 2000). Formerly, Chairman, Hellman, Jordan Management Co., Inc. (an investment management company) (2000-2003). Formerly, Advisory Director of Berkshire Capital Corporation (investment banking firm) (2002-2003). Formerly, Chairman of the Board, United Asset Management Corporation (a holding company owning institutional investment management firms) and Chairman, President and Director, UAM Funds (mutual funds) (1980-2000).	160	None

Eaton Vance Growth Fund

MANAGEMENT AND ORGANIZATION CONT'D

Name and Date of Birth	Position(s) with the Trust and the Portfolio	Term of Office and Length of Service	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen By Trustee(1)	Other Directorships Held
Noninterested Trustee(s) (continued)

Lynn A. Stout 9/14/57	Trustee	Since 1998	Professor of Law, University of California at Los Angeles School of Law (since July 2001). Formerly, Professor of Law, Georgetown University Law Center.	160	None

Ralph F. Verni 1/26/43	Trustee	Since 2005	Consultant and private investor (since 2000). Formerly, President and Chief Executive Officer, Redwood Investment Systems, Inc. (software developer) (2000). Formerly, President and Chief Executive Officer, State Street Research & Management (investment advisor), SSRM Holdings (parent of State Street Research & Management), and SSR Realty (institutional realty manager) (1992-2000).	151	Director of W.P. Carey & Company LLC (manager of real estate investment trusts)

Principal Officers who are not Trustees

Name and Date of Birth	Position(s) with the Trust and the Portfolio	Term of Office and Length of Service	Principal Occupation(s) During Past Five Years
Thomas E. Faust Jr. 5/31/58	President of the Trust	Since 2002(2)	Executive Vice President of EVM, BMR, EVC and EV; Chief Investment Officer of EVM and BMR and Director of EVC. Chief Executive Officer of Belair Capital Fund LLC, Belcrest Capital Fund LLC, Belmar Capital Fund LLC, Belport Capital Fund LLC and Belrose Capital Fund LLC (private investment companies sponsored by EVM). Officer of 64 registered investment companies managed by EVM or BMR.

Gregory L. Coleman 10/28/49	Vice President of the Trust	Since 2001	Partner of Atlanta Capital. Officer of 8 registered investment companies managed by EVM or BMR.

Arieh Coll 11/9/63	Vice President of the Portfolio	Since 2000	Vice President of EVM and BMR. Officer of 4 registered investment companies managed by EVM or BMR.

Duncan W. Richardson 10/26/57	President of the Portfolio	Since 2002	Senior Vice President and Chief Equity Investment Officer of EVM and BMR. Officer of 50 registered investment companies managed by EVM or BMR.

James A. Womack 11/20/68	Vice President of the Trust	Since 2001	Vice President of Atlanta Capital. Officer of 8 registered investment companies managed by EVM or BMR.

William J. Austin, Jr. 12/27/51	Treasurer of the Portfolio	Since 2002(2)	Vice President of EVM and BMR. Officer of 45 registered investment companies managed by EVM or BMR.

Alan R. Dynner 10/10/40	Secretary	Since 1997	Vice President, Secretary and Chief Legal Officer of BMR, EVM, EVD, EV and EVC. Officer of 160 registered investment companies managed by EVM or BMR.

James L. O'Connor 4/1/45	Treasurer of the Trust	Since 1989	Vice President of BMR, EVM and EVD. Officer of 122 registered investment companies managed by EVM or BMR.

Paul M. O'Neil 7/1/53	Chief Compliance Officer	Since 2004	Vice President of EVM and BMR. Officer of 160 registered investment companies managed by EVM or BMR.

(1)  Includes both master and feeder funds in a master-feeder structure.

(2)  Prior to 2002, Mr. Faust served as Vice President of the Trust since 1999 and Mr. Austin served as Assistant Treasurer since 1993.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and the Portfolio and can be obtained without charge by calling 1-800-225-6265.

This Page Intentionally Left Blank

This Page Intentionally Left Blank

Item 2. Code of Ethics

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer.  The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

Item 3. Audit Committee Financial Expert

The registrant’s Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts.  Mr. Park is a certified public accountant who is the President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm).  Previously, he served as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (“UAM”) (a holding company owning institutional investment management firms).  Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration.  Mr. Reamer is the President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) and is President of Unicorn Corporation (an investment and financial advisory services company).  Formerly, Mr. Reamer was Chairman of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm), Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

Item 4. Principal Accountant Fees and Services

(a)-(d)

The following table presents aggregate fees billed to the registrant for the fiscal years ended August 31, 2004 and August 31, 2005 by the registrant’s principal accountant for professional services rendered for the audit of the registrant’s annual financial statements and fees billed for other services rendered by the principal accountant during those periods.

Fiscal Years Ended	8/31/2004	8/31/2005

Audit Fees	$30,975	$32,800

Audit-Related Fees(1)	$0	$0

Tax Fees(2)	$5,450	$5,775

All Other Fees(3)	$0	$0

Total	$36,425	$38,575

(1)           Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under the category of audit fees.

(2)           Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other related tax compliance/planning matters

(3)           All other fees consist of the aggregate fees billed for products and services provided by the registrant’s principal accountant other than audit, audit-related, and tax services.

(e)(1) The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant’s principal accountant (the “Pre-Approval Policies”).  The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities.  As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees.  Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the Audit Committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant’s audit committee at least annually.  The registrant’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01 (c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the registrant by the registrant’s principal accountant for the registrant’s fiscal year ended August 31, 2004 and the fiscal year ended August 31, 2005; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the Eaton Vance organization by the registrant’s principal accountant for the same time periods, respectively.

Fiscal Years Ended	8/31/ 2004	8/31/2005

Registrant	$5,450	$5,775

Eaton Vance(1)	$4,490	$98,305

(1) The investment adviser to the registrant, as well as any of its affiliates that provide ongoing services to the registrant, are subsidiaries of Eaton Vance Corp.

(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5.  Audit Committee of Listed registrants

Not required in this filing.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not required in this filing.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not required in this filing.

Item 9. Submission of Matters to a Vote of Security Holders.

Effective February 7, 2005, the Governance Committee of the Board of Trustees revised the procedures by which a Fund’s shareholders may recommend nominees to the registrant’s Board of Trustees to add the following (highlighted):

 The Governance Committee shall, when identifying candidates for the position of Independent Trustee, consider any such candidate recommended by a shareholder of a Fund if such recommendation contains (i)sufficient background information concerning the candidate, including evidence the candidate is willing to serve as an Independent Trustee if selected for the position; and (ii) is received in a sufficiently timely manner (and in any event no later than the date specified for receipt of shareholder proposals in any applicable proxy statement with respect to a Fund).  Shareholders shall be directed to address any such recommendations in writing to the attention of the Governance Committee, c/o the Secretary of the Fund. The Secretary shall retain copies of any shareholder recommendations which meet the foregoing requirements for a period of not more than 12 months following receipt. The Secretary shall have no obligation to acknowledge receipt of any shareholder recommendations

Item 10. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 11. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).
(a)(2)(i)	Treasurer’s Section 302 certification.
(a)(2)(ii)	President’s Section 302 certification.
(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Growth Portfolio

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President

Date:	October 21, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ William J. Austin, Jr.
William J. Austin, Jr.
Treasurer

Date:	October 21, 2005

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President

Date:	October 21, 2005